Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 04, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CBOE VestSM S&P 500 Dividend Aristocrats Target Income ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CBOE VestSM S&P 500 Dividend Aristocrats Target Income ETF (KNG)
(the “Fund”)

September 4, 2019

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated February 28, 2019

Cboe Vest Financial LLC, the Fund’s investment adviser (the “Adviser”), is a wholly-owned subsidiary of Cboe Vest Group Inc. (“CVGI”). In a transaction that closed on August 26, 2019 (the “Transaction”), First Trust Capital Partners acquired a controlling interest in CVGI, and following the Transaction, Cboe Global Markets, Inc. (“Cboe Global”) was no longer a control person or affiliated person (as such terms are defined in the Investment Company Act of 1940) of the Adviser or the Fund. Consequently, all references in the Summary Prospectus, Prospectus, and SAI to Cboe Global as an affiliated person of the Adviser or the Fund are deleted and should be disregarded.
Additionally, as a result of Cboe Global no longer being an affiliated person of the Adviser or the Fund, the last paragraph under “Principal Investment Strategy” on page 3 of the Summary Prospectus and Prospectus is deleted.

Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF | CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNG